Federated Hermes Pennsylvania Municipal Income Fund Expense Example - Federated Hermes Pennsylvania Municipal Income Fund	Aug. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 554
Expense Example, with Redemption, 3 Years	775
Expense Example, with Redemption, 5 Years	1,014
Expense Example, with Redemption, 10 Years	1,697
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	$ 1,014